TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Trade accounts debtor, net	$ 287,812,236	$ 282,453,556
Other debtors, net	45,776,284	44,195,220
Other accounts receivable, net	6,189,978	6,182,312
Total trade debtors and other accounts receivable, net	339,778,498	332,831,088
Trade debtors, gross	292,740,521	286,866,555
Other debtors, gross	46,151,589	44,566,923
Other accounts receivable, gross	6,470,828	6,392,415
Trade and other receivables, gross, Gross	345,362,938	337,825,893
Non-current
Trade accounts debtor, net	132,362	113,966
Other debtors, net	39,557	212,749
Other accounts receivable, net	15,725	9,008
Total trade debtors and other accounts receivable, net	187,644	335,723
Trade debtors, gross	132,362	113,966
Other debtors, gross	39,557	212,749
Other accounts receivable, gross	15,725	9,008
Trade and other receivables, gross, gross	$ 187,644	$ 335,723